Schedule I Guarantees	12 Months Ended
Dec. 31, 2017
Parent Company [Member]
Guarantees

NOTE D —GUARANTEES:

See Note 6, “Equity Method Investments,” and Note 12, “Related Parties” to the Company’s consolidated financial statements set forth in Item 8, “Financial Statements and Supplementary Data,” for information relating to the Parent guarantees.

The Parent has also issued performance guarantees under lease agreements for certain vessels chartered in by subsidiaries of ISOC